Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Short-term deposits interest	4.30%	5.00%
Percentage of monthly deposits	8.33%
Sales commissions	$ 357	$ 753	$ 482
Other assets	16	33
Cash equivalents	27,863	35,423
Short-term deposits	$ 64,733	$ 95,532